TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits - non-current	R$ 30,841	R$ 56,703
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits - non-current	30,841	56,703
Tax credits | Year Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits - non-current	18,017	33,840
Tax credits | Year Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits - non-current	7,062	14,334
Tax credits | After Year Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits - non-current	R$ 5,762
Tax credits | Year Four
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits - non-current		R$ 8,529